Equity Method Investments (Windward) (Narrative) (Details) $ in Thousands		6 Months Ended
	Feb. 08, 2024 USD ($)	Jun. 30, 2024 EUR (€) Vessels Item	Jun. 30, 2024 USD ($) Vessels Item	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments			$ 42,209		$ 15,769
Gain/(loss) from equity method investments (Note 4)			$ (231)	$ 244
Commitment amount	$ 46,000
Windward [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership interest percent		45.87%	45.87%
Windward [Member]
Schedule Of Equity Method Investments [Line Items]
Number of unrelated companies entered into joint venture with | Item		2	2
Equity Method Investments			$ 36,231		$ 10,063
Number of vessels to be constructed | Vessels		4	4
Gain/(loss) from equity method investments (Note 4)			$ (434)
Commitment amount | €		€ 50,000,000